Other Equity Instruments - Summary of Coupon Details - Summary of Perpetual Contingent Convertible (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of other equity instruments [line items]
Borrowings	€ 9,307	€ 12,061	[1]	€ 13,635
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	1,257	€ 1,292
Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Borrowings	500
Perpetual contingent convertible securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 500
EUR 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	6.50%
EUR 500 million [member] | Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Coupon rate	5.625%
Coupon date	Semi-annually, April 15
Borrowing maturity	2029
Borrowings	€ 500
Borrowings currency	EUR
EUR 500 million [member] | Perpetual contingent convertible securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Coupon rate	5.625%	5.625%
Coupon date	Semi-annually, April 15	Semi-annually, April 15
Borrowing maturity	2029	2029
Borrowings	€ 500
Borrowings currency	EUR	EUR

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.